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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
            METLIFE OF CT SEPARATE ACCOUNT BD FOR VARIABLE ANNUITIES
          METLIFE OF CT SEPARATE ACCOUNT BD III FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
           METLIFE OF CT SEPARATE ACCOUNT BD II FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT BD IV FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                                 VINTAGE ANNUITY
                           VINTAGE II VARIABLE ANNUITY
                     VINTAGE II (SERIES II) VARIABLE ANNUITY
                           VINTAGE 3 VARIABLE ANNUITY
                           VINTAGE L VARIABLE ANNUITY
                             VINTAGE ACCESS ANNUITY
                              VINTAGE XTRA ANNUITY
                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY

                       SUPPLEMENT DATED DECEMBER 29, 2006
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable funding options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. Each Replacement Fund is a Portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a funding option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. Each Replacement Fund will have at least similar investment objectives and policies as the corresponding Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007. Please retain this supplement and keep it with the prospectus for future reference.

The proposed substitution and respective adviser and/or sub-adviser for Vintage, Vintage II, Vintage 3 and Vintage XTRA only is:

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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Core   ->  Metropolitan Series Fund, Inc. - Capital
Equity Fund (Series I)                             Guardian U.S. Equity Portfolio (Class A)
A I M Advisors, Inc.                               Capital Guardian Trust Company

The proposed substitutions and respective advisers and/or sub-advisers for Vintage II, Vintage II (Series II), Vintage 3, Vintage L, Vintage Access, Vintage XTRA and Vintage XTRA (Series II) only are:

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
Lord Abbett Series Fund -                      ->  Met Investors Series Trust - Lord Abbett
Growth and Income Portfolio (Class VC)             Growth and Income Portfolio (Class B)
Lord, Abbett & Co. LLC                             Lord, Abbett & Co. LLC

Lord Abbett Series Fund -                      ->  Met Investors Series Trust - Lord Abbett
Mid-Cap Value Portfolio (Class VC)                 Mid-Cap Value Portfolio (Class B)
Lord, Abbett & Co. LLC                             Lord, Abbett & Co. LLC

PIMCO Variable Insurance Trust - Real Return   ->  Met Investors Series Trust - PIMCO Inflation
Portfolio (Administrative Class)                   Protected Bond Portfolio (Class A)
Pacific Investment Management Company LLC          Pacific Investment Management Company LLC

Putnam Variable Trust - Putnam VT              ->  Met Investors Series Trust - MFS Research
International Equity Fund (Class IB)               International Portfolio (Class B)
Putnam Investment Management, LLC                  Massachusetts Financial Services Company

Putnam Variable Trust - Putnam VT Small Cap    ->  Met Investors Series Trust - Third Avenue
Value Fund (Class IB)                              Small Cap Value Portfolio (Class B)
Putnam Investment Management, LLC                  Third Avenue Management LLC

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

     - You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might

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          otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers.

Please contact your registered representative if you have any questions.